Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue [Line Items]
Revenue	$ 49,840,288	$ 31,840,588	$ 79,874,727
Travel service [Member]
Schedule of Revenue [Line Items]
Revenue	22,048,052	21,561,670	79,092,342
Technology [Member]
Schedule of Revenue [Line Items]
Revenue	1,530,812	2,719,463	782,302
Cross-board products [Member]
Schedule of Revenue [Line Items]
Revenue	$ 26,261,424	$ 7,559,455	$ 83